Mineral Properties (Details Textual) $ in Millions	1 Months Ended	12 Months Ended
	May 24, 2017 CAD ($) shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure of mineral properties [Line Items]
Percentage Of Mineral Property Ownership Acquisition	100
Expense arising from exploration for and evaluation of mineral resources		$ 8,967,000		$ 5,366,000
McQuesten [Member]
Disclosure of mineral properties [Line Items]
Consideration receivable in the form of shares | shares	400,000
McQuesten [Member] | Banyan Gold corp [Member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage	6.00%
Percentage of ownership interest in property offerred	100.00%
Expense arising from exploration for and evaluation of mineral resources	$ 338,954
Consideration receivable in the form of shares | shares	1,600,000
Total consideration receivable in cash or shares	$ 2,600,000
Value of treasury stock investment	$ 7,000,000
McQuesten [Member] | Banyan Gold corp [Member] | Gold [Member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage	1.00%
McQuesten [Member] | Banyan Gold corp [Member] | Silver [Member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage	3.00%
Bottom of range [member] | McQuesten [Member] | Banyan Gold corp [Member]
Disclosure of mineral properties [Line Items]
Expense arising from exploration for and evaluation of mineral resources	$ 2,600,000
UKHM mineral rights [Member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage		1.50%	1.50%
Royalty Expenses Paid		$ 37,000
UKHM mineral rights [Member] | Top of range [member]
Disclosure of mineral properties [Line Items]
Royalty Expense		4,000,000	$ 4
Income arising from exploration for and evaluation of mineral resources		$ 6,200,000
Non-UKHM mineral rights [Member] | McQuesten [Member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage		2.00%	2.00%
Non-UKHM mineral rights [Member] | Top of range [member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage		2.00%	2.00%
Non-UKHM mineral rights [Member] | Top of range [member] | Other Keno Hill Properties [Member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage		1.50%	1.50%
Non-UKHM mineral rights [Member] | Bottom of range [member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage		0.50%	0.50%
Non-UKHM mineral rights [Member] | Bottom of range [member] | Other Keno Hill Properties [Member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage		1.00%	1.00%